Summary of Significant Accounting Policies - Lease - Additional Information (Details)	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Jan. 01, 2019 CNY (¥)
Operating lease
Contingent rent	¥ 0
Finance lease liability	¥ 0		¥ 0
Lease practical expedients package	true
Operating lease right-of-use assets	¥ 41,779,086	$ 6,402,925	¥ 40,786,291
Operating lease liabilities	¥ 40,977,952
ASC 842
Operating lease
Operating lease right-of-use assets				¥ 3,500,000
Operating lease liabilities				¥ 3,000,000
Minimum
Operating lease
Operating lease term	12 months	12 months
Maximum
Operating lease
Operating lease term	36 months	36 months